Segment information (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of geographical areas [abstract]
Summary Of Non-current Assets By Geographical Area

The Group's non-current assets by geographic location as at September 30, 2023 and September 30, 2022 were as follows:

(in USD)	September 30, 2023	September 30, 2022
Cayman Islands	2,661,418	—
Europe	463,442	250,569
Thailand	1,565,814	1,704,830
	4,690,674	1,955,399